Non-interest income (Details) - AUD ($) $ in Millions			12 Months Ended
	Mar. 31, 2023	Jun. 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net fee income
Facility fees			$ 697	$ 686	$ 717
Transactions fees			1,146	1,132	993
Other non-risk fee income			154	122
Fee income			1,997	1,940	1,710
Credit card loyalty programs			(153)	(126)	(101)
Transaction fee related expenses			(199)	(143)	(127)
Fee expenses			(352)	(269)	(228)
Net fees			1,645	1,671	1,482
Net wealth management and insurance income
Net wealth management income			562	726	657
Life insurance premium income				834	1,077
General insurance and lenders mortgage insurance (LMI) net premium earned					387
Life insurance investment and other income				(141)	59
General insurance and LMI investment and other income					76
Total insurance premium, investment and other income				693	1,599
Life insurance claims, changes in life insurance liabilities and other expenses				(611)	(767)
General insurance and LMI claims and other expenses					(278)
Total insurance claims, changes in insurance liabilities and other expenses				(611)	(1,045)
Net wealth management and insurance			562	808	1,211
Trading			717	664	719
Other income
Dividends received from other entities			1	4	4
Net gain/(loss) on sale/derecognition of associates			1	25	43
Net gain/(loss) on disposal of assets				(3)	7
Net gain/(loss) on hedging overseas operations					(8)
Net gain/(loss) on derivatives held for risk management purposes			1	9	4
Net gain/(loss) on financial instruments measured at fair value			78	12	655
Net gain/(loss) on disposal of controlled entities and other businesses			268	(823)	188
Rental income on operating leases			9	16	41
Share of associates' net profit/(loss)			(5)	(7)	(6)
Other			51	69	24
Total other			404	(698)	952
Non-interest income			3,328	2,445	4,364
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income			52	64	320
AAML
Other income
Gain on sale	$ 243
Disposed of by sale | AAML
Other income
Gain on sale			243
Disposed of by sale | Australian life insurance business
Other income
Loss on sale				1,112
Disposed of by sale | Auto finance
Other income
Gain on sale				170
Disposed of by sale | NZ life insurance
Other income
Gain on sale				119
Disposed of by sale | General Insurance businesses
Other income
Gain on sale					160
Disposed of by sale | Vendor Finance business
Other income
Gain on sale					29
Credit card loyalty programs
Other income
Deferred Income			324	330	$ 362
Westpac Overseas Holdings No.2 Pty Limited
Other income
Dividends paid to Parent Entity		$ 5,040		5,040
Parent Entity
Net fee income
Facility fees			647	644
Transactions fees			959	940
Other non-risk fee income			136	116
Fee income			1,742	1,700
Credit card loyalty programs			(120)	(94)
Transaction fee related expenses			(161)	(115)
Fee expenses			(281)	(209)
Net fees			1,461	1,491
Net wealth management and insurance income
Trading			678	601
Other income
Dividends received from subsidiaries			1,050	6,632
Transactions with subsidiaries			550	771
Dividends received from other entities			1	2
Net gain/(loss) on sale/derecognition of associates				12
Net gain/(loss) on disposal of assets			1	(4)
Net gain/(loss) on hedging overseas operations			(51)	206
Net gain/(loss) on derivatives held for risk management purposes			1	9
Net gain/(loss) on financial instruments measured at fair value			71	15
Net gain/(loss) on disposal of controlled entities and other businesses				170
Rental income on operating leases			5	10
Other			40	67
Total other			1,668	7,890
Non-interest income			3,807	9,982
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income			56	24
Parent Entity | Credit card loyalty programs
Other income
Deferred Income			$ 32	$ 36